Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 15,649	$ 27,384